Description of the Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jul. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and include all adjustments necessary for the fair presentation of our consolidated financial position, results of operations and cash flows for the periods presented. The accompanying consolidated financial statements include the accounts of Infoblox Inc. and our wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Those management estimates and assumptions affect revenue recognition, determination of fair value of stock-based awards, valuation of goodwill and intangible assets acquired, impairment of goodwill and other intangible assets, amortization of intangible assets, contingencies and litigation, accounting for income taxes, including the valuation reserve on deferred tax assets and uncertain tax positions, allowances for doubtful accounts, warranty reserve and sales returns and valuation of inventory. We evaluate our estimates and assumptions on an ongoing basis using historical experience and other factors and adjust those estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates and assumptions, and those differences could be material to the consolidated financial statements.

Concentration of Supply Risk with Contract Manufacturer
Concentration of Supply Risk with Contract Manufacturer

We outsource substantially all of our manufacturing, repair and supply chain management operations to one independent contract manufacturer. The inability of the manufacturer to fulfill our supply requirements could have a material and adverse effect on our business and consolidated financial statements.

In addition, our independent contract manufacturer procures components and manufactures our products based on our demand forecasts. These forecasts are based on our estimates of future demand for our products, which are in turn based on historical trends and an analysis from our sales and marketing organizations, adjusted for overall market conditions. We may be subject to the requirement to purchase inventory or to pay additional fees to the contract manufacturer if there is a significant difference in scheduled shipments or if the contract manufacturer holds inventory longer than a specified period.

Concentrations of Credit Risk
Concentrations of Credit Risk

Financial instruments that potentially subject us to concentrations of credit risk consist of cash, cash equivalents, restricted cash and accounts receivable. Our cash, cash equivalents and restricted cash are invested in high-credit quality financial instruments held mainly in two US banks. Such deposits may be in excess of insured limits provided on such deposits.

We mitigate credit risk in respect to accounts receivable by performing ongoing credit evaluations of our customers and maintaining a reserve for potential credit losses. In addition, we generally require our customers to prepay for maintenance and support services to mitigate the risk of uncollectible accounts receivable.

Reverse Stock Split
Reverse Stock Split

On April 3, 2012, our board of directors approved a 1-for-3 reverse split of our common stock, which became effective on April 10, 2012. Upon the effectiveness of the reverse stock split, (i) every three shares of outstanding common stock were decreased to one share of common stock, (ii) the number of shares of common stock into which each outstanding option to purchase common stock is exercisable have been proportionally decreased on a 1-for-3 basis, (iii) the exercise price of each outstanding option to purchase common stock have been proportionately increased, and (iv) the conversion ratio for each share of preferred stock outstanding have been proportionately reduced. All of the share numbers, share prices, and exercise prices have been adjusted within these financial statements, on a retroactive basis, to reflect this 1-for-3 reverse stock split.

Fair Value Measurement
Fair Value Measurement

We measure and report our financial assets and liabilities, which consist or have consisted of cash, cash equivalents, restricted cash and convertible preferred stock warrant liability, at fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level I - Unadjusted quoted prices in active markets for identical assets and liabilities;

Level II - Inputs other than quoted prices included within Level I that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data of substantially the full term of the related assets or liabilities; and

Level III - Unobservable inputs that are supported by little or no market data for the related assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Our financial instruments consist of Level I assets and Level III liabilities. Level I assets include time deposits and highly liquid money market funds that are included in cash, cash equivalents and restricted cash. Level III liabilities that are measured at fair value on a recurring basis consisted solely of our convertible preferred stock warrant liability. The fair values of the outstanding convertible preferred stock warrants were measured using the Black-Scholes-Merton ("BSM") option pricing model. Inputs used to determine estimated fair value include the estimated fair value of the underlying stock at the valuation measurement date, the remaining contractual term of the warrants, risk-free interest rates, expected dividends and the expected volatility of the underlying stock.

Cash and Cash Equivalents
Cash and Cash Equivalents

We consider all highly liquid investments with maturities of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of cash on hand, highly liquid investments in money market funds and various deposit accounts.

Restricted Cash
Restricted Cash

Under our facility lease arrangements and corporate credit card facility, we are required to maintain letters of credit from a U.S. bank as security for performance under these agreements. The letters of credit are generally secured money market funds or interest-bearing accounts in amounts equal to the letters of credit, which are classified as restricted cash on the consolidated balance sheets.

Inventory
Inventory

Inventories are stated at the lower of standard cost, which approximates actual cost (first-in, first-out), or market value (estimated net realizable value). The valuation of inventories at the lower of cost or market value requires the use of estimates regarding the amount of inventory that will be sold and the prices at which current inventory will be sold. These estimates are dependent on our assessment of current and expected orders from our customers. If actual market conditions are less favorable than those projected by management, inventory write-downs may be required. Our finished goods mainly consist of refurbished inventory that are used for the replacement of failed units under maintenance and support agreements and finished goods needed for our expanded depot requirements. We write down refurbished inventory based on the age of the units and number of hardware failures.

Property and Equipment, Net
Property and Equipment, Net

Property and equipment, including leasehold improvements, are stated at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which are two to three years. Leasehold improvements are amortized on a straight-line basis over the shorter of the estimated useful lives of the assets or the remaining lease term. Upon the retirement or disposition of property and equipment, the related costs and accumulated depreciation are removed from, and the resulting gain or loss is included in, the consolidated statements of operations. Repair and maintenance costs that do not extend the life or improve an asset are charged to expense as incurred.

Intangible Assets
Intangible Assets

Intangible assets consist of identifiable intangible assets, including developed technology, customer relationships, non-compete agreements, trademarks and patents, resulting from our acquisitions. Intangible assets are recorded at fair value, net of accumulated amortization. Intangible assets are amortized on a straight-line basis over their estimated useful lives. Amortization expense is included as a component of cost of products and licenses revenue and sales and marketing expense in the accompanying consolidated statements of operations.

Goodwill
Goodwill
Goodwill represents the excess of the cost of an acquired entity over the fair value of the acquired net assets. Goodwill is not amortized. We perform our annual goodwill analysis during the fourth quarter of each fiscal year or when events or circumstances change that would indicate that goodwill might not be recoverable. Triggering events that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of goodwill or cause a significant decrease in expected cash flows.
The testing for a potential impairment of goodwill involves a two-step process. The first step, identifying a potential impairment, compares the fair value of goodwill with its carrying amount. If the carrying value exceeds its fair value, the second step would need to be conducted; otherwise, no further steps are necessary as no potential impairment exists. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying value of that goodwill. Any excess of the goodwill carrying value over the respective implied fair value is recognized as an impairment loss.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment and intangible assets subject to depreciation and amortization, are evaluated for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Among the factors and circumstances we considered in determining recoverability are: (i) a significant decrease in the market price of a long-lived asset; (ii) a significant adverse change in the extent or manner in which a long-lived asset is being used or in its physical condition; (iii) a significant adverse change in legal factors or in the business climate that could affect the value of a long-lived asset, including an adverse action or assessment by a regulator; (iv) an accumulation of costs significantly in excess of the amount originally expected for the acquisition and (v) current-period operating or cash flow loss combined with a history of operating or cash flow losses or a projection or forecast that demonstrates continuing losses associated with the use of a long-lived asset. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Deferred Offering Costs	Deferred Offering Costs Deferred offering costs, consisting of legal, accounting and filing fees relating to our IPO, were capitalized and then offset against IPO proceeds.
Convertible Preferred Stock Warrant Liability
Convertible Preferred Stock Warrant Liability

Upon completion of our IPO in April 2012, there were no freestanding warrants to purchase shares of convertible preferred stock. As such, no convertible preferred stock warrant liability remained outstanding after our IPO. Before our IPO, freestanding warrants to purchase shares of convertible preferred stock that were contingently redeemable were accounted for as liabilities on the consolidated balance sheets at their estimated fair value because these warrants could have obligated us to redeem them at some point in the future. At the end of each reporting period, changes in the estimated fair value of the warrants to purchase shares of convertible preferred stock were recorded as other expense, net in the consolidated statements of operations. We adjusted the convertible preferred stock warrant liability to the estimated fair value of the warrants until the completion of an IPO, at which time the convertible preferred stock issuable upon exercise of the warrants became common stock and the related liability was reclassified to additional paid-in capital in stockholders' equity (deficit).

Revenue Recognition
Revenue Recognition

We design, develop and sell a broad family of network products and services to automate management of the critical network infrastructure services needed for secure, scalable and fault-tolerant connections between applications, devices and users. Our software products are typically sold for use with our hardware, but we also have virtual versions that we sell for use with other hardware environments.

We derive revenue from two sources: (i) products and licenses, which include hardware and software revenue, and (ii) services, which include maintenance and support, training and consulting revenue. The majority of our products are hardware appliances containing software components that function together to provide the essential functionality of the product. Therefore, our hardware appliances are considered non-software deliverables and have been removed from the industry-specific software revenue recognition guidance. Our product revenue also includes revenue from the sale of stand-alone software products that can be deployed on our hardware or that of other vendors. Stand-alone software may operate on our hardware appliance, but are not considered essential to the functionality of the hardware. Stand-alone software sales generally include a perpetual license to our software. Stand-alone software sales continue to be subject to the industry-specific software revenue recognition guidance. Revenue is recognized when all of the following criteria are met: persuasive evidence of an arrangement exists; delivery or performance has occurred; the sales price is fixed or determinable; and collection is probable. We define each of those four criteria as follows:

Persuasive evidence of an arrangement exists. Evidence of an arrangement generally consists of a purchase order issued pursuant to the terms and conditions of a distributor or value-added reseller agreement or, in limited cases, an end-user agreement.

Delivery or performance has occurred. We use shipping and related documents, distributor sell-through reports, or written evidence of customer acceptance, when applicable, to verify delivery or performance. We do not recognize product revenue until transfer of title and risk of loss, which generally is upon shipment to value-added resellers or end-users.

The sales price is fixed or determinable. We assess whether the sales price is fixed or determinable based on payment terms and whether the sales price is subject to refund or adjustment.

Collection is probable. We assess probability of collection on a customer-by-customer basis. We subject our customers to a credit review process that evaluates their financial condition and ability to pay for our products and services. If we conclude that collection is not probable, we do not recognize revenue until cash is received.

Services revenue includes maintenance and support, training and consulting revenue. Maintenance and support revenue includes arrangements for software maintenance and technical support for our products and licenses. Maintenance is offered under renewable, fee-based contracts, which include 24-hour technical support, hardware repair and replacement parts, bug fixes, patches and unspecified upgrades on a when-and-if-available basis. Revenue from customer maintenance and support contracts is deferred and recognized ratably over the contractual support period, generally one to three years. Revenue from consulting and training is recognized as the services are completed, which is generally one year or less.
We operate a multiple tier channel distribution model that includes distributors, value-added resellers and direct sales to end-users. For sales to value-added resellers and end-users, we recognize product revenue upon transfer of title and risk of loss, which is generally upon shipment. It is our practice to identify an end-user prior to shipment to a value-added reseller. For the end-users and value-added resellers, we generally have no significant contractual obligations for future performance, such as rights of return or pricing credits. However, we may on occasion enter into arrangements with end-users or value-added resellers that include some form of rights of return, rebates or price protection. Also, we may occasionally accept returns by end-users or value-added resellers to address customer satisfaction issues or solution fit issues even though there is no contractual provision for such returns. We record reductions to revenue for estimated product returns and pricing adjustments in the same period that the related revenue is recorded. The amount of these reductions is based on historical sales returns and price adjustments, specific provisions for returns, price protection or rebates in agreements, and other factors known at the time. Should actual product returns or pricing adjustments differ from estimates, additional reductions to revenue may be required. Distributor revenue is recognized under agreements that allow pricing credits, price protection, rebates and rights of return or involve international jurisdictions where the risk of returns or credits is considered to be high even though distributors do not have these contractual rights. As a consequence, the Company has determined that the sales price is not fixed or determinable at the time of shipment to a distributor and thus these shipments do not meet the requirements for revenue recognition until the sales price is known, which is only reliably determinable at the time of sell-through to an end customer or value added reseller. This includes substantially all of our international sales and sales through our two United States distributors. In the U.S., substantially all of our sales are to value-added resellers or end customers for which revenue is recognized upon delivery. Revenue for product sales through distributors without reliable sell-through reporting is deferred until maintenance is purchased for the related product. The costs of distributor inventories not yet recognized as revenue are deferred as a reduction of the related deferred revenue, the result of which is shown as deferred revenue, net on our consolidated balance sheets.

Multiple Element Arrangments
Multiple Element Arrangements

We enter into multiple element revenue arrangements in which a customer may purchase a combination of hardware, software, software upgrades, hardware and software maintenance and support, training and consulting services. We account for multiple agreements with a single customer as one arrangement if the contractual terms and/or substance of those agreements indicate that they may be so closely related that they are, in effect, parts of a single arrangement.

In October 2009, the Financial Accounting Standards Board (“FASB”) amended the accounting standards for revenue recognition to remove from the scope of industry-specific software revenue recognition guidance any tangible products containing software components and non-software components that operate together to deliver the product's essential functionality. Most of our products are hardware appliances containing software components that operate together to provide the essential functionality of the product. Therefore, our hardware appliances are considered non-software deliverables and are no longer accounted for under the industry-specific software revenue recognition guidance.

In addition, the FASB amended the accounting standards for certain multiple element revenue arrangements to:

•	Provide updated guidance on whether multiple elements exist, how the elements in an arrangement should be separated, and how the arrangement consideration should be allocated to the separate elements;

•
Implement a price hierarchy, where the selling price for an element is based on vendor-specific objective evidence (“VSOE”), if available; third-party evidence (“TPE”), if available and VSOE is not available; or the best estimate of selling price (“BESP”), if neither VSOE nor TPE is available; and

•	Eliminate the use of the residual method and require an entity to allocate arrangement consideration using the selling price hierarchy.

Our non-software products and services qualify as separate units of accounting because they have value to the customer on a standalone basis and our revenue arrangements do not include a general right of return for delivered products. Our products and licenses revenue also includes stand-alone software products. Stand-alone software may operate on our hardware appliances, but is not considered essential to the functionality of the hardware and continues to be subject to the industry-specific software revenue recognition guidance, which remains unchanged. The industry-specific software revenue recognition guidance includes the use of the residual method.

Certain of our stand-alone software when sold with our hardware appliances is considered essential to its functionality and as a result is no longer accounted for under industry-specific software revenue recognition guidance; however, this same software when sold separately is accounted for under the industry-specific software revenue recognition guidance. Additionally, we provide unspecified software upgrades for most of our products, on a when-and-if available basis, through maintenance and support contracts. To the extent that the software being supported is not considered essential to the functionality of the hardware, these support arrangements would continue to be subject to the industry-specific software revenue recognition guidance.

We allocate the arrangement fee to each element based upon the relative selling price of that element and, if software and software-related (e.g., maintenance for the software element) elements are also included in the arrangement, we allocate the arrangement fee to each of those software and software-related elements as a group based on the relative selling price for those elements. After such allocations are made, the amount of the arrangement fee allocated to the software and software-related elements is accounted for using the residual method. When applying the relative selling price method, we determine the selling price for each element using VSOE of selling price, if it exists, or if not, TPE of selling price, if it exists. If neither VSOE nor TPE of selling price exist for an element, we use our BESP for that element. The revenue allocated to each element is then recognized when the basic revenue recognition criteria are met for that element. The manner in which we account for multiple element arrangements that contain only software and software-related elements remains unchanged.

We determine VSOE for each element based on historical stand-alone sales to third parties. For maintenance and support, training and consulting services, we determine the VSOE of fair value based on our history of stand-alone sales demonstrating that a substantial majority of transactions fall within a narrow range for each service offering.

We historically have not been able to determine TPE for our products, maintenance and support, training or consulting services. TPE is determined based on competitor prices for similar elements when sold separately. Generally, our offerings contain a significant level of differentiation such that the comparable pricing of products with similar functionality cannot be obtained. Furthermore, our go-to-market strategy differs from that of our peers and we are unable to reliably determine what similar competitor products' selling prices are on a stand-alone basis.

When we are unable to establish the selling price of an element using VSOE or TPE, we use BESP in our allocation of arrangement consideration. The objective of BESP is to determine the price at which we would transact a sale if the product or service were sold on a stand-alone basis. The BESP is established based on internal and external factors, including pricing practices such as discounting, cost of products, the geographies in which we offer our products and services, and customer classes and distribution channels (e.g. distributor, value-added reseller and direct end-user). The determination of BESP is made through consultation with and approval by our management, taking into consideration our pricing model and go-to-market strategy.

For our non-software deliverables, we allocate the arrangement consideration based on the relative selling prices of the respective elements. For these elements, we generally use BESP as our selling price. For our maintenance and support, training and consulting services, we generally use VSOE as our selling price. When we are unable to establish selling price using VSOE for our maintenance and support, training and consulting services, we use BESP in our allocation of arrangement consideration.

We regularly review VSOE and BESP data provided by actual transactions to update these estimates and the relative selling prices allocated to each element.

Deferred Revenue, Net
Deferred Revenue, Net

Deferred revenue, net represents amounts invoiced to customers, less related cost of revenue, for which the related revenue has not been recognized because one or more of the revenue recognition criteria have not been met. The current portion of deferred revenue represents the amounts that are expected to be recognized as revenue within one year of the consolidated balance sheet date.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at invoiced amounts, net of allowances for doubtful accounts if applicable, and do not bear interest.

We evaluate the collectability of our accounts receivable based on known collection risks and historical experience. In circumstances where we are aware of a specific customer's inability to meet its financial obligations to us (e.g., bankruptcy filings or substantial downgrading of credit ratings), we record a specific reserve for bad debts against amounts due to reduce the net recognized receivable to the amount we reasonably believe will be collected. For all other customers, we record reserves for bad debts based on the length of time the receivables are past due and our historical experience of collections and write-offs. If circumstances change, such as higher-than-expected defaults or an unexpected material adverse change in a major customer's ability to meet its financial obligations, our estimate of the recoverability of the amounts due could be reduced by a material amount.

Concentration of Revenue and Accounts Receivable
Concentration of Revenue and Accounts Receivable

Significant customers are those which represent more than 10% of our total net revenue or gross accounts receivable balance at each respective balance sheet date.

Shipping and Handling	Shipping and Handling Shipping charges billed to customers are included in revenue and the related shipping costs are included in cost of revenue.
Research and Development Costs

Research and Development Costs

Software development costs incurred in the research and development of new products and enhancements to existing products are charged to expense as incurred. Software development costs are capitalized after technological feasibility has been established. The period between achievement of technological feasibility, which we define as the establishment of a working model, and the general availability of such software to customers has been short, resulting in software development costs qualifying for capitalization being insignificant

Stock-Based Compensation

Stock-Based Compensation

We recognize share-based compensation expense for all share-based payment awards including employee stock options, RSUs, and purchases under our ESPP based on each award's fair value on the grant date. We utilize the BSM option pricing model in order to determine the fair value of stock options and ESPP. The BSM option pricing model requires various highly subjective assumptions including volatility, expected award life, and risk-free interest rate. The expected volatility is based on the implied volatility of market traded options on our common stock, adjusted for other relevant factors including historical volatility of our common stock over the most recent period commensurate with the estimated expected life of our stock options. The expected life of an award is based on historical experience, the terms and conditions of the stock awards granted to employees, and the potential effect from options that have not been exercised. The fair value of the RSUs is determined using the closing price of our common stock on the date of the grant. Compensation is recognized on a straight-line basis over the requisite service period of each grant adjusted for estimated forfeitures

Warranty Costs

Warranty Costs

Our appliance hardware generally includes a one-year warranty, and our software generally carries a warranty of ninety days. Costs related to hardware replacement provided to customers under maintenance support agreements are included as services cost of revenue and recognized as these services are provided.

Advertising Costs	Advertising Costs Advertising costs are charged to sales and marketing expenses as incurred in the consolidated statements of operations.
Foreign Currency
Foreign Currency

The functional currency of our foreign subsidiaries is the U.S. dollar. Transactions denominated in currencies other than the functional currency are remeasured at the average exchange rate in effect during the period. At the end of each reporting period, our subsidiaries' monetary assets and liabilities are remeasured to the functional currency using exchange rates in effect at the end of the reporting period. Non-monetary assets and liabilities are remeasured at historical exchange rates. Gains and losses related to remeasurement are recorded in other expense, net in the consolidated statements of operations

Income Taxes
 Income Taxes

We account for income taxes under an asset and liability approach for deferred income taxes, which requires recognition of deferred income tax assets and liabilities for the expected future tax consequences of events that have been recognized in our consolidated financial statements, but have not been reflected in our taxable income. Estimates and judgments occur in the calculation of certain tax liabilities and in the determination of the recoverability of certain deferred income tax assets, which arise from temporary differences and carryforwards. Deferred income tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets are expected to be realized or settled. We regularly assess the likelihood that our deferred income tax assets will be realized based on the realization guidance available. To the extent that we believe any amounts are not more-likely-than-not to be realized, we record a valuation allowance to reduce the deferred income tax assets. We regularly assess the need for the valuation allowance on our deferred tax assets, and to the extent that we determine that an adjustment is needed, such adjustment will be recorded in the period that the determination is made.

We regularly review our tax positions and benefits to be realized. We recognize tax liabilities based upon our estimate of whether, and the extent to which, additional taxes will be due when such estimates are more-likely-than-not to be sustained. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. We recognize interest and penalties related to income tax matters as income tax expense.

Segment Information

Segment Information

Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by our chief operating decision maker in deciding how to allocate resources and assessing performance. Our chief operating decision maker is our Chief Executive Officer.

Our Chief Executive Officer reviews financial information presented on a consolidated basis, for purposes of allocating resources and evaluating financial performance. We have one business activity and there are no segment managers who are held accountable for operations, operating results beyond revenue goals or gross margins, or plans for levels or components below the consolidated unit level. Accordingly, we have a single reporting segment.

Net Income (Loss) per Share of Common Stock
Net Income (Loss) per Share of Common Stock

As a result of the net loss in 2011 and 2012, basic and diluted net loss per share in those years was calculated by dividing the net loss by the weighted-average number of shares outstanding in those years. We had a net income in 2010, as such basic and diluted net income per share attributable to common stockholders was presented in conformity with the two-class method required for participating securities. Prior to our IPO, holders of Series A, Series B, Series C, Series D, Series E, Series F-1, Series F-2 and Series F-3 convertible preferred stock were entitled to receive noncumulative dividends at the annual rates of $73.07, $6.58, $0.02, $0.11, $0.14, $0.09, $0.12 and $0.12 per share per annum payable prior and in preference to any dividends on shares of our common stock. In the event a dividend was paid on our common stock, our convertible preferred stockholders would have been entitled to a share of that dividend in proportion to the holders of common shares on an as-if converted basis. Preferred stockholders did not have a contractual obligation to share in the losses of our company.

Under the two-class method, net income (loss) attributable to common stockholders was determined by allocating undistributed earnings, calculated as net income less current period Series A, Series B, Series C, Series D, Series E, Series F-1, Series F-2 and Series F-3 convertible preferred stock non-cumulative dividends, among our common stock and Series A, Series B, Series C, Series D, Series E, Series F-1, Series F-2 and Series F-3 convertible preferred stock. In computing diluted net income attributable to common stockholders, undistributed earnings were re-allocated to reflect the potential impact of dilutive securities. Basic net income per common share was computed by dividing the net income attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Shares of common stock subject to repurchase resulting from the early exercise of employee stock options were considered participating securities. Diluted net income per share attributable to common stockholders was computed by dividing the net income attributable to common stockholders by the weighted-average number of common shares outstanding, including potential dilutive common shares assuming the dilutive effect of outstanding stock options using the treasury stock method. For purposes of this calculation, convertible preferred stock, stock options to purchase common stock and warrants to purchase common stock and convertible preferred stock were considered to be common stock equivalents and were excluded from the calculation of diluted net income per share of common stock if their effect was antidilutive.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

In January 2010, the FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (Topic 820)-Fair Value Measurements and Disclosures (ASU 2010-06), to add additional disclosures about the different classes of assets and liabilities measured at fair value, the valuation techniques and inputs used, and the activity in Level III fair value measurements. We adopted this guidance in 2012 and our adoption did not have a significant impact on our consolidated financial statements.

In December 2010, the FASB issued Accounting Standards Update No. 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combinations (Topic 805)-Business Combinations (ASU 2010-29), to improve consistency in how the pro forma disclosures are calculated. Additionally, ASU 2010-29 enhances the disclosure requirements and requires description of the nature and amount of any material, nonrecurring pro forma adjustments directly attributable to a business combination. ASU 2010-29 is effective for us in 2012 and should be applied prospectively to business combinations for which the acquisition date is after the effective date. Early adoption is permitted. We adopted this guidance in 2012 and our adoption did not have a significant impact on our consolidated financial statements. See Note 6 for more information on our business acquisitions.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. ASU 2011-05 is effective for us in 2013 and retrospective adoption is required and early adoption is permitted. As we have had no comprehensive income (loss) items other than net income (loss), we do not believe that adoption of ASU 2011-05 will have a material impact on our consolidated financial statements.

In August 2011, the FASB issued Accounting Standards Update No. 2011-08, Testing Goodwill for Impairment (“ASU 2011-08”) to simplify how an entity tests goodwill for impairment. The amendment will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity no longer will be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more-likely-than-not that its fair value is less than its carrying amount. ASU 2011-08 is effective for us in 2013 and early adoption is permitted. We will adopt ASU 2011-8 in 2013 and we do not believe it will have a material impact on our consolidated financial statements.